Operations by Geographic Area	12 Months Ended
Dec. 31, 2013
Operations by Geographic Area
Operations by Geographic Area

15. Operations by Geographic Area

        Geographic information for the years ended December 31, 2011, 2012 and 2013 is based on the location of the distribution entity. Revenues by geographic region are as follows:

	2011		2012		2013
	(In millions of Korean Won)
Korea	~~W~~	10,458	~~W~~	14,762	~~W~~	15,491
Japan		29,513		30,387		14,409
Taiwan and Hong Kong		3,590		2,244		3,106
United States of America		5,879		5,023		7,725
Russia		487		476		180
Brazil		1,189		837		705
Thailand		1,245		974		1,015
Europe		2,058		982		643
China		749		495		2,734
Other		2,309		1,601		1,677

	~~W~~	57,477	~~W~~	57,781	~~W~~	47,685

        Approximately 82% and 18% of the Company's property and equipment are located in Korea and the United States of America, respectively as of December 31, 2013.